FT Vest Investment Grade & Target Income ETF Investment Strategy - FT Vest Investment Grade & Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including Flexible Exchange options (“FLEX Options”), on the iShares® iBoxx® $ Investment Grade Corporate Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to investment grade securities or income producing securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”). In furtherance of its objectives, the Fund seeks to make distributions from the FLEX Option Discount (described below), U.S. Treasury securities and option premiums at an annual rate that is approximately 5.0% (before fees and expenses) over the current annual income yield of the Underlying ETF. The Fund also seeks a secondary objective of providing capital appreciation. The Underlying ETF trailing 12-month annual income yield as of January 30, 2026 was 4.47%. However, that is not indicative of what the Underlying ETF annual income yield may be in the future. It is expected that the Fund will distribute income from premiums to shareholders on a monthly basis. While the Fund seeks to make distributions that are above the current annual income yield of the Underlying ETF, there is no guarantee that the Fund’s distribution target will be achieved. The Advisor will periodically assess whether the Fund’s distribution target remains reasonable as market conditions change. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the Underlying ETF. Capital appreciation on the securities held by the Fund may be less than the capital appreciation of the Underlying ETF, and the total return performance of the Fund may be less than the total return performance of the Underlying ETF. In the event the value of the Underlying ETF exceeds the strike price of the call options, the capital appreciation on such securities is expected to be less than the capital appreciation of the Underlying ETF. The Fund seeks to provide long exposure to the Underlying ETF through the use of FLEX Options contracts that reference the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contracts. An investment in the Fund is not an investment in an index or in the securities that make up the Underlying ETF. As such, the Fund only has synthetic exposure to the Underlying ETF. The Fund is subject to all potential losses if the Underlying ETF loses value which may not be offset by the income received by the Fund. The long portion of the Fund’s portfolio consists of synthetic exposure to the Underlying ETF, which measures the performance of the largest and most actively traded investment grade securities of U.S. companies. The FLEX Options will have an expiration date of one year or less and will be rolled to maintain exposure to the Underlying ETF. The Fund’s synthetic exposure to the return of the Underlying ETF is achieved through a possible combination of purchased call options and short-term U.S. Treasury securities, which together are intended to provide exposure to the Underlying ETF. Since the synthetic exposure of the Underlying ETF forgoes the income produced by the Underlying ETF, the FLEX Options are priced at a discount roughly equal to the annualized yield of the Underlying ETF (the “FLEX Option Discount”). The FLEX Option Discount will accrete to par over the course of the option period, meaning as the FLEX Options approach their expiration date and the U.S. Treasury securities approach their maturity date, the value of the FLEX Options and U.S. Treasury securities will increase until it converges with its par value, which is the amount ultimately paid to the Fund. The FLEX Option Discount will permit the Fund to purchase a laddered portfolio of short-term U.S. Treasury securities, the income from which will be distributed to investors throughout the year. The Fund seeks to reach its income target of 5.0% (before fees & expenses) over the Underlying ETF annual income yield from purchasing U.S. Treasury securities using cash roughly equal to the FLEX Option Discount and the premiums collected by selling weekly call options on the Underlying ETF. A premium is the income received by an investor who sells an option contract to another party. When the Fund sells a call option on the Underlying ETF (as discussed below), the option is “uncovered” (i.e., the Fund does not own the underlying security), therefore the Fund may be required to acquire shares of the Underlying ETF in order to satisfy its obligation on the call option, which could result in additional costs to the Fund. The call options sold by the Fund on the Underlying ETF are anticipated to be either cash settled and/or physically settled European style FLEX Options or physically settled American style exchange-traded options. The European style FLEX Options are exercisable at the strike price only on the FLEX Option expiration date, and in the event the purchaser exercises these call options, the Fund is obligated to either deliver a cash payment based upon the difference between the Underlying ETF’s value and the strike price or deliver shares of the Underlying ETF at the strike price. The physically settled American style exchange-traded options are exercisable any time prior to the expiration date, and in the event the purchaser exercises these call options, the Fund is obligated to deliver shares of the Underlying ETF at the strike price. In the event the Underlying ETF declines in value, the call options may end up worthless and the Fund as the writer (seller) of the call options retains the premium. The Fund’s partial call selling strategy seeks to convert a portion of the growth potential of the Fund into current income. Each week, the Fund compares the FLEX Option Discount on the synthetic exposure to the Underlying ETF against the Fund’s distribution target and looks to bridge that difference with the premiums that come from selling call options. By combining premiums collected from the sale of call options with the discount from the purchased deep in-the-money call options, the Fund seeks to increase total income for investors while still participating in some of the growth potential from the Underlying ETF. The call options written by the Fund will generally have expirations of approximately one week, and will be typically written “at-the-money.” An at-the-money call option has a strike price that is approximately equal to the price of reference asset at the time the call option is sold. The Fund’s strategy may involve frequently buying and selling portfolio securities. For additional information on the Fund's portfolio holdings, including investment terms, investment functions and the expected target maturity for each component, see "Additional Information on the Fund's Investment Objectives and Strategies.” The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). The Underlying ETF The Underlying ETF is an exchange-traded fund that seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds. BlackRock Fund Advisors serves as the Underlying ETF’s investment adviser. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated June 27, 2025, as amended (“LQD” refers to the Underlying ETF; other defined terms have been modified). LQD seeks to track the investment results of the Markit iBoxx® USD Liquid Investment Grade Index (the “Underlying Index”), which is a rules-based index consisting of U.S. dollar-denominated, investment-grade (as determined by Markit Indices Limited (the “Index Provider” or “Markit”)) corporate bonds for sale in the U.S. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Underlying Index is a modified market value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 2,888 constituents. As of February 28, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is a subset of the Markit iBoxx USD Corporate Bond Index, which as of February 28, 2025 is an index of 8,368 investment-grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the Markit iBoxx USD Corporate Bond Index using defined rules. As of the date of this prospectus (the “Prospectus”), the bonds eligible for inclusion in the Underlying Index consist of U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by Markit; (ii) have an average rating of investment grade (ratings from Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are from issuers with at least $2 billion outstanding face value; (iv) have at least $750 million of outstanding face value; (v) have at least three years to maturity; and (vi) have at least three years and 6 months to maturity for new index insertions… LQD will invest at least 80% of its assets in the component securities of the Underlying Index, and LQD will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help LQD track the Underlying Index. LQD will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help LQD track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help LQD track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. LQD seeks to track the investment results of the Underlying Index before fees and expenses of LQD. LQD may lend securities representing up to one-third of the value of LQD’s total assets (including the value of any collateral received).